Capital Stock and Reverse Stock Split - Summary of Warrants Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants Outstanding Beginning balance, Shares	100,000,000	1,873,684	67,204
Warrants Granted, Shares		100,330,000	550,478
Warrants Reset feature, Shares		366,704,619	1,256,002
Warrants Exercised, Shares		(38,658,116)
Warrants Forfeited/canceled, Shares		(330,250,187)
Warrants Outstanding Ending balance, Shares	100,000,000	100,000,000	1,873,684
Warrants Outstanding Beginning balance, Weighted Average Exercise Price	$ 0.0100	$ 0.4914	$ 0.003
Warrants Granted, Weighted Average Exercise Price		0.0142	0.001864
Warrants Reset feature, Weighted Average Exercise Price		0.0051	0.000648
Warrants Exercised, Weighted Average Exercise Price		0.0051
Warrants Forfeited/canceled, Weighted Average Exercise Price		0.0032
Warrants Outstanding Ending balance, Weighted Average Exercise Price	$ 0.01	$ 0.0100	$ 0.4914